Note 2 - Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies

A summary of the Company's significant accounting policies is identified in Note
2
of the Company’s Annual Report on Form
20
-F for the fiscal year ended
December 31, 2017.
There have been
no
changes to the Company’s significant accounting policies, except as noted below.

Recent accounting pronouncements

In
May 2014,
the FASB issued ASU
No.
2014
-
09,
"Revenue from Contracts with Customers" ("ASU
2014
-
09"
), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU
2014
-
09
defines a
five
-step process to achieve this core principle and, in doing so, more judgment and estimates may
be required within the revenue recognition process than are required under existing U.S. GAAP. Subsequent to the issuance of ASU
2014
-
09,
the FASB issued the following ASU's which amend or provide additional guidance on topics addressed in ASU
2014
-
09.
  In
March 2016,
the FASB issued ASU
No.
2016
-
08,
"Revenue Recognition - Principal versus Agent" (reporting revenue gross versus net). In
April 2016,
the FASB issued ASU
No.
2016
-
10,
"Revenue Recognition - Identifying Performance Obligations and Licenses."   Lastly, in
May 2016,
the FASB issued
No.
ASU
2016
-
12,
"Revenue Recognition - Narrow Scope Improvements and Practical Expedients."   The standard is effective for annual periods beginning after
December 15, 2017,
and interim periods therein, and shall be applied either retrospectively to each period presented or as a cumulative effect adjustment as of the date of adoption. Early adoption of the standard, but not
before
December 15, 2016
is permitted.  The Company adopted this standard as of
January 1, 2018
and elected to use the modified retrospective transition method for the implementation of this standard. As a result of the adoption of this standard revenues generated under voyage charter agreements will be recognized on a pro-rata basis from the date of loading to discharge of cargo. Prior to the adoption of this standard, revenues generated under voyage charter agreements were recognized on a pro-rata basis over the period of the voyage which was deemed to commence upon the later of the completion of discharge of the vessel's previous cargo or the time it receives a contract that is not
cancelable, and was deemed to end upon the completion of discharge of the current cargo. The financial impact on the Company's financial statements derives from voyage charters which do not
commence and end in the same reporting period due to the timing of recognition of revenue, as well as the timing of recognition of certain voyage related costs. As no
vessels of the Company had voyage charters that were in progress as of
December 31, 2017
or
June 30, 2018,
the implementation of this standard had
no
impact on its condensed consolidated financial statements for the six
months ended
June 30, 2018
or for prior periods, but
may
impact the timing with which voyage charter revenues will be recognized in future periods.

In
February 2016,
the FASB issued Accounting Standards Update
No.
2016
-
02,
“
Leases (Topic
842
).
”
ASU
2016
-
02
will apply to both types of leases capital (or finance) leases and operating leases. According to the new Accounting Standard, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with term of more than
12
months. ASU
2016
-
02
is effective for fiscal years beginning after
December 15, 2018,
including interim periods within those fiscal years. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first
apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures. In
July 2018,
the FASB issued ASU
2018
-
11,
“
Leases (Topic
842
)
–
Targeted Improvements,
”
as part of which targeted improvements were made to the accounting standards that provide for (a) an optional new transition method for adoption that results in initial recognition of a cumulative effect adjustment to retained earnings in the year of adoption and (b) a practical expedient for lessors, under certain circumstances, to combine the lease and non-lease components of revenues for presentation purposes. The Company intends to apply the alternative transition method and intends to elect the practical expedient for lessors for presentation purposes. Early adoption is permitted. The Company does not
intend to early adopt the provisions of this guidance. The Company is currently assessing the impact that adopting this new accounting guidance will have on its condensed consolidated financial statements. Based on the Company
’
s preliminary assessment, the effect of this guidance is
not
expected to be material.

In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments - Credit Losses. The main objective of this Update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this Update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. For public business entities that are U.S. Securities and Exchange Commission (SEC) filers, the amendments in this Update are effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years. The Company has not
yet evaluated the impact, if any, of the adoption of this new standard.

In
January 2017,
the FASB issued ASU
No.
2017
-
01,
Business Combinations (Topic
805
): Clarifying the Definition of a Business ("ASU
2017
-
01"
). ASU
2017
-
01
provides greater clarity on the definition of a business to assist entities in evaluating whether transactions should be accounted for as an acquisition or disposal of assets or businesses. ASU
2017
-
01
is effective for us on
January 1, 2018,
with early adoption permitted. Because all of the Company's acquisitions have been asset acquisitions, the adoption of this new standard had no
impact on the unaudited interim condensed consolidated financial statements.

In
June 2018,
the FASB issued ASU
2018
-
07,
Improvements to Nonemployee Share-Based Payment Accounting (Topic
718
). ASU
2018
-
07
simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. For public business entities, the amendments in ASU
2018
-
07
are effective for annual periods beginning after
15
December 2018,
and interim periods within those annual periods. The Company is currently assessing the impact that adopting this new accounting guidance will have on its condensed consolidated financial statements and related disclosures.

In
August 2018,
the FASB issued ASU
2018
-
13,
Fair Value Measurement (Topic
820
): Disclosure Framework
–
Changes to the disclosure requirements for fair value measurement. The amendments in this Update modify the disclosure requirements on fair value measurements in Topic
820,
Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2019.
The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The adoption of this ASU is not
expected to have a material effect on the Company
’
s condensed consolidated financial statements and accompanying notes.